Organization and Business Operation (Details)				9 Months Ended	12 Months Ended
	Oct. 20, 2023 USD ($) $ / shares shares	Jan. 18, 2023 USD ($) $ / shares shares	Oct. 22, 2021 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share | $ / shares				$ 10
Transaction Costs					$ 16,138,202
Underwriting fees					5,520,000
Deferred Offering Cost Non-Current					9,660,000
Other offering costs					958,202
Shareholders deficit					15,428,121
Allocated to the warrants and expense					710,081
Net tangible assets				$ 5,000,001	$ 5,000,001
Condition for future business combination threshold Percentage Ownership				80	50
Redemption of shares calculated based on business days prior to consummation of business combination				15 months	15 months
Condition for future business combination threshold Net Tangible Assets				$ 100,000	$ 100,000
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%	100.00%
Cash held outside of the Trust Account		$ 140,000		$ 267,058	$ 614,767
Accrued Offering Costs And Expenses				$ 5,296,038	$ 1,866,992
Public share | $ / shares		$ 0.04		$ 9.2	$ 9.2
Redemption Price Per Share | $ / shares		$ 10.35
Aggregate redemption amount		$ 255,875,758
Due to related party				$ 309,193	$ 144,193	$ 24,193
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination threshold Net Tangible Assets	$ 100,000
Cash held outside of the Trust Account	$ 35,000	$ 140,000
Public share | $ / shares	$ 0.0175	$ 0.04
Redemption Price Per Share | $ / shares	$ 11.21	$ 10.35
Aggregate redemption amount	$ 16,679,055	$ 255,875,757
Common shares, shares outstanding | shares	7,027,632
Class A common stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share | $ / shares				$ 10
Stock issued during period, shares, new issues | shares		24,703,445
Redemption Price Per Share | $ / shares					$ 10.34	$ 10.2
Common shares, par value, (per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares outstanding | shares				0	0	0
Class A common stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share | $ / shares	$ 0.0525
Stock issued during period, shares, new issues | shares	1,488,000	24,703,445
Common shares, par value, (per share) | $ / shares	$ 0.0001
Sponsor share conversion | shares	5,619,077
Common shares, shares outstanding | shares	7,027,632
Class B common stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares outstanding | shares				6,900,000	6,900,000	6,900,000
Class B common stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share) | $ / shares	$ 0.0001
Initial Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares			27,600,000
Shares Issued, Price Per Share | $ / shares			$ 10.2	$ 10	$ 10
Proceeds from Issuance Initial Public Offering			$ 281,520,000
Other offering costs			16,138,202
Shareholders deficit			15,428,121
Allocated to the warrants and expense			$ 710,081
Initial Public Offering [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share | $ / shares			$ 11.5
Sale of Private Placement Warrants (in shares) | shares			14,040,000
Price of warrant | $ / shares			$ 1
Initial Public Offering [Member] | Private Placement Warrants [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Price of warrant | $ / shares	$ 1
Initial Public Offering [Member] | Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share | $ / shares				$ 10.2	$ 10.2
Private Placement [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares					14,040,000
Percentage of business combinations aggregate fair market value					80.00%
Over-allotment option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares					3,600,000
Shares Issued, Price Per Share | $ / shares			$ 10
Over-allotment option [Member] | Private Placement Warrants [Member] | Class A common stock [Member]
Subsidiary, Sale of Stock [Line Items]
Price of warrant | $ / shares					$ 11.5
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Redemption of shares calculated based on business days prior to consummation of business combination				15 months	15 months
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%	100.00%
Month To Complete Acquisition					21 months
Sponsor [Member] | Private Placement [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares					11,240,000
Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Due to related party				$ 1,718,988	$ 315,539